[FRONT COVER]

1999 SEMIANNUAL REPORT

Oppenheimer
Large Cap Growth Fund
----------------------
January 31, 1999

[LOGO]OppenheimerFunds(R)
The Right Way to Invest

Bridget A. Macaskill
President
Oppenheimer
Large Cap Growth Fund

Contrary to what many analysts had expected, the U.S. economy appears to have picked up steam over the past few months. The fourth quarter of 1998 posted the fastest rate of economic growth in two years, and early indications suggest that the first quarter of 1999 may follow suit.

      With respect to the U.S. bond market, stronger than expected economic growth has triggered concerns that the Federal Reserve may raise key interest rates to forestall an acceleration of inflation. As a result, yields of longer term taxable bonds have risen from their October 1998 lows, when investors had bid up prices during the global "flight to quality." At the same time, tax-exempt bond prices and yields have remained relatively stable.

      In the U.S. stock market, it might appear at first glance that prices are rising as rapidly as the economy is growing. However, a closer look reveals that, with the exception of large-cap growth companies and the technology industry, most stock prices remained relatively flat. What's more, the disparity in valuations between large companies, which have led the market's advance, and smaller ones, which have lagged, has become historically wide.

      What do these observations mean for your investments? In our view, actively managed portfolios that are closely monitored by expert money managers are likely to provide better returns than passive index investing in 1999. That's because selectivity is expected to be more critical to performance than it has been over the past few years. In a potentially overvalued stock market and rising interest-rate environment, the ability to identify the most promising securities could become paramount.

      Even though many equity investors may be tempted to jump aboard the technology bandwagon, we suggest a more prudent course: broad diversification beyond any single asset class, industry, capitalization range or geographic region. We believe that the risks of this investment environment require consideration of a broad range of investments and markets, including bonds. That way, if one market experiences setbacks, one or more of the others may help cushion the effects on your overall portfolio.

      No matter what the financial markets have in store, we resolve to continue working with your financial advisor to keep you apprised of potential risks and opportunities. Providing you with the market information, professionally managed investments and other resources you need to achieve your financial goals is an important part of our enduring commitment to you as The Right Way to Invest.

Sincerely,

/s/Bridget A. Macaskill
Bridget A. Macaskill

February 22, 1999

 2 Oppenheimer Large Cap Growth Fund

Bob Doll
Portfolio Manager

Q+A
An interview with your Fund's manager.

LET'S DISCUSS YOUR INVESTMENT APPROACH.

Our investment approach for the Fund combines disciplined  quantitative analysis
with  traditional   fundamental   analysis  to  uncover  attractive   investment
opportunities that we believe will provide growth at a reasonable price.

On the quantitative side, we have developed a sophisticated quantitative model that evaluates factors related to the nearly 600 stocks in the Russell 1000 Growth Index. This computer model looks at a variety of data to determine which areas of the stock market may offer the best prospects. In particular, we look for companies that demonstrate strong relative earnings growth and good current momentum, as well as having attractive valuations.

After the computer model has completed its work, we look carefully at the stocks in the top quartile of the model's rankings. We evaluate such factors as each company's quality of management, competitive forces and legal or accounting issues. We also evaluate the costs associated with trading the stocks we're considering.

HOW HAVE YOU STRUCTURED THE PORTFOLIO?

The Fund holds approximately 80 companies. However, the three largest sector allocations in the portfolio include technology, health care and specialty retail companies. (1)

We believe that technology, despite periods of short-term volatility, is a core long-term growth sector that has many favorably priced stocks and improving fundamentals. Within this area we've emphasized companies related to the most promising technologies, including the Internet. In particular, one of the portfolio's largest holdings is Microsoft Corp., which develops, manufactures, licenses and supports a range of software products, including scalable operating systems, server applications, business and consumer productivity applications, software development tools and Internet software and technologies. Microsoft, which is currently battling an antitrust litigation, is one of the best-known names in the software and programming industry. It has also been one of the companies leading the way in this area of technology, and has enjoyed consistent earnings growth.

We've also focused on healthcare, specifically pharmaceutical and biotechnology companies. Amgen, Inc. is just one example. Amgen is a biotechnology company that recently released a new FDA-approved product for the treatment of hepatitis
C. This eagerly anticipated treatment holds tremendous potential for infected individuals. As a result, the company, as well as the Fund, has benefited.

The inception date of the Fund (Class A shares) was 12/17/98.
2. By prospectus, the Fund will generally invest 5% or less of its total assets in cash, cash equivalents or U.S. Government securities.

3  Oppenheimer Large Cap Growth Fund

Finally, the Fund's holdings in specialty retail companies have also boosted performance. Retail and consumer cyclical sectors traditionally have benefited from lower interest rates.

WHAT DO YOU SEE IN STORE FOR 1999?

Looking forward, we expect a different kind of market environment in 1999. We continue to believe that the U.S. economy is likely to slow from the past year's robust pace. With one-third of the world currently in recession, the adverse effects of lower global demand for U.S. goods and services should become more pronounced in 1999. As the U.S. economy slows, we expect consumer spending and capital investment to moderate from last year's levels. We do not, however, expect a recession. Persistently low inflation and the Federal Reserve's accommodative monetary policy may lead to modestly lower interest rates, which should keep the U.S. economy growing, albeit at a slower pace.


HOW WILL YOU MANAGE THE FUND IN LIGHT OF THIS OUTLOOK?

We believe that selectivity will be the key to investing during the coming year. In a stock market environment with less potential for broad-based gains, the ability to identify the most promising industries, companies and securities will become even more essential. Therefore, we believe that a disciplined investment approach, combined with in-depth research into individual investment opportunities is likely to produce the best return potential. It's just one of the reasons why Oppenheimer Large Cap Growth Fund is an important part of The Right Way to Invest.//


2. The Fund's portfolio is subject to change.

4  Oppenheimer Large Cap Growth Fund

STATEMENT OF INVESTMENTS January 31, 1999 (Unaudited)

                                                                                                           MARKET VALUE
                                                                                          SHARES           SEE NOTE 1
====================================================================================================================
COMMON STOCKS - 98.8%
--------------------------------------------------------------------------------------------------------------------
Capital Goods - 12.5%
--------------------------------------------------------------------------------------------------------------------
Aerospace/Defense - 0.5%
Gulfstream Aerospace Corp.                                             (1)                  300            $ 16,500
--------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 7.2%
General Electric Co.                                                                      1,100             115,362
--------------------------------------------------------------------------------------------------------------------
Sanmina Corp.                                                          (1)                  500              33,000
--------------------------------------------------------------------------------------------------------------------
Solectron Corp.                                                        (1)                  400              35,625
--------------------------------------------------------------------------------------------------------------------
Symbol Technologies, Inc.                                                                   500              31,500
                                                                                                           ---------
                                                                                                            215,487
--------------------------------------------------------------------------------------------------------------------
Industrial Services - 1.9%
Reynolds & Reynolds Co., Cl. A                                                            1,500              30,000
--------------------------------------------------------------------------------------------------------------------
Service Corp. International                                                               1,700              26,987
                                                                                                           ---------
                                                                                                             56,987
--------------------------------------------------------------------------------------------------------------------
Manufacturing - 2.9%
American Standard Cos., Inc.                                           (1)                  900              30,937
--------------------------------------------------------------------------------------------------------------------
Herman Miller, Inc.                                                                       1,300              24,619
--------------------------------------------------------------------------------------------------------------------
Pentair, Inc.                                                                               800              30,600
                                                                                                           ---------
                                                                                                             86,156
--------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals - 13.4%
--------------------------------------------------------------------------------------------------------------------
Autos & Housing - 2.1%
Ethan Allen Interiors, Inc.                                                                 600              28,650
--------------------------------------------------------------------------------------------------------------------
USG Corp.                                                                                   600              34,050
                                                                                                           ---------
                                                                                                             62,700
--------------------------------------------------------------------------------------------------------------------
Media - 0.9%
Times Mirror Co. (The), Cl. A                                                               500              27,531
--------------------------------------------------------------------------------------------------------------------
Retail:  General - 4.2%
Dollar Tree Stores, Inc.                                               (1)                  600              25,912
--------------------------------------------------------------------------------------------------------------------
Mohawk Industries, Inc.                                                (1)                  800              30,800
--------------------------------------------------------------------------------------------------------------------
Saks, Inc.                                                             (1)                  800              29,450
--------------------------------------------------------------------------------------------------------------------
Shaw Industries, Inc.                                                                       500              10,594
--------------------------------------------------------------------------------------------------------------------
WestPoint Stevens, Inc.                                                (1)                1,100              29,253
                                                                                                           ---------
                                                                                                            126,009
--------------------------------------------------------------------------------------------------------------------
Retail:  Specialty - 6.2%
Best Buy Co., Inc.                                                     (1)                  400              36,300
--------------------------------------------------------------------------------------------------------------------
Gap, Inc.                                                                                   300              19,256
--------------------------------------------------------------------------------------------------------------------
Intimate Brands, Inc., Cl. A                                                                800              31,900
--------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                           500              29,156
--------------------------------------------------------------------------------------------------------------------
Ross Stores, Inc.                                                                           300              11,850
--------------------------------------------------------------------------------------------------------------------
Tech Data Corp.                                                        (1)                1,000              31,375
--------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                                              900              26,606
                                                                                                           ---------
                                                                                                            186,443
--------------------------------------------------------------------------------------------------------------------
Consumer Staples - 7.9%
--------------------------------------------------------------------------------------------------------------------
Beverages - 0.4%
Coca-Cola Co. (The)                                                                         200              13,087

 5   Oppenheimer Large Cap Growth Fund

                                                                                                           MARKET VALUE
                                                                                          SHARES           SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
Consumer Services - 0.8%
Kelly Services, Inc., Cl. A                                                                 900            $ 24,975
--------------------------------------------------------------------------------------------------------------------
Entertainment - 3.0%
Brinker International, Inc.                                            (1)                1,100              30,250
--------------------------------------------------------------------------------------------------------------------
CKE Restaurants, Inc.                                                                     1,300              30,875
--------------------------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                               (1)                  800              29,200
                                                                                                           ---------
                                                                                                             90,325
--------------------------------------------------------------------------------------------------------------------
Food - 2.0%
Flowers Industries, Inc.                                                                  1,300              31,281
--------------------------------------------------------------------------------------------------------------------
Suiza Foods Corp.                                                      (1)                  800              28,450
                                                                                                           ---------
                                                                                                             59,731
--------------------------------------------------------------------------------------------------------------------
Food & Drug Retailers - 1.5%
Bergen Brunswig Corp., Cl. A                                                              1,000              28,000
--------------------------------------------------------------------------------------------------------------------
U.S. Foodservice, Inc.                                                 (1)                  300              15,750
                                                                                                           ---------
                                                                                                             43,750
--------------------------------------------------------------------------------------------------------------------
Tobacco - 0.2%
Philip Morris Cos., Inc.                                                                    100               4,700
--------------------------------------------------------------------------------------------------------------------
Financial - 2.7%
--------------------------------------------------------------------------------------------------------------------
Diversified Financial - 2.7%
Countrywide Credit Industries, Inc.                                                         700              33,250
--------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                 800              49,600
                                                                                                           ---------
                                                                                                             82,850
--------------------------------------------------------------------------------------------------------------------
Healthcare - 15.5%
--------------------------------------------------------------------------------------------------------------------
Healthcare/Drugs - 6.4%
Amgen, Inc.                                                            (1)                  400              51,125
--------------------------------------------------------------------------------------------------------------------
Biogen, Inc.                                                           (1)                  300              29,475
--------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                                                     50               6,409
--------------------------------------------------------------------------------------------------------------------
Genzyme Corp. (General Division)                                       (1)                  400              21,800
--------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                           200              29,350
--------------------------------------------------------------------------------------------------------------------
Mylan Laboratories, Inc.                                                                  1,000              30,500
--------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                                200              25,725
                                                                                                           ---------
                                                                                                            194,384
--------------------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services - 9.1%
Becton, Dickinson & Co.                                                                     900              32,175
--------------------------------------------------------------------------------------------------------------------
Biomet, Inc.                                                                                800              29,300
--------------------------------------------------------------------------------------------------------------------
Guidant Corp.                                                                               200              11,787
--------------------------------------------------------------------------------------------------------------------
Lincare Holdings, Inc.                                                 (1)                  600              21,000
--------------------------------------------------------------------------------------------------------------------
Omnicare, Inc.                                                                            1,000              30,625
--------------------------------------------------------------------------------------------------------------------
Quintiles Transnational Corp.                                          (1)                  600              31,050
--------------------------------------------------------------------------------------------------------------------
Steris Corp.                                                           (1)                1,000              30,125
--------------------------------------------------------------------------------------------------------------------
United Healthcare Corp.                                                                     700              31,325
--------------------------------------------------------------------------------------------------------------------
Universal Health Services, Inc., Cl. B                                 (1)                  600              26,850
--------------------------------------------------------------------------------------------------------------------
WellPoint Health Networks, Inc.                                        (1)                  400              29,925
                                                                                                           ---------
                                                                                                            274,162

 6   Oppenheimer Large Cap Growth Fund

                                                                                                           MARKET VALUE
                                                                                          SHARES           SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
Technology - 43.4%
--------------------------------------------------------------------------------------------------------------------
Computer Hardware - 10.6%
3Com Corp.                                                             (1)                  700            $ 32,900
--------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.                                                    (1)                  300              33,469
--------------------------------------------------------------------------------------------------------------------
Dell Computer Corp.                                                    (1)                  100              10,000
--------------------------------------------------------------------------------------------------------------------
Diebold, Inc.                                                                               800              27,200
--------------------------------------------------------------------------------------------------------------------
EMC Corp.                                                              (1)                  100              10,888
--------------------------------------------------------------------------------------------------------------------
Gateway 2000, Inc.                                                     (1)                  500              38,625
--------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                       200              36,650
--------------------------------------------------------------------------------------------------------------------
Lexmark International Group, Inc., Cl. A                               (1)                  300              33,938
--------------------------------------------------------------------------------------------------------------------
Pitney Bowes, Inc.                                                                          100               6,881
--------------------------------------------------------------------------------------------------------------------
Seagate Technology, Inc.                                               (1)                  800              32,550
--------------------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc.                                                 (1)                  500              55,875
                                                                                                           ---------
                                                                                                            318,976
--------------------------------------------------------------------------------------------------------------------
Computer Software/Services - 18.2%
Adobe Systems, Inc.                                                                         600              28,650
--------------------------------------------------------------------------------------------------------------------
America Online, Inc.                                                   (1)                  200              35,138
--------------------------------------------------------------------------------------------------------------------
BMC Software, Inc.                                                     (1)                  700              32,681
--------------------------------------------------------------------------------------------------------------------
Computer Sciences Corp.                                                (1)                  400              27,425
--------------------------------------------------------------------------------------------------------------------
Compuware Corp.                                                        (1)                  500              33,125
--------------------------------------------------------------------------------------------------------------------
DST Systems, Inc.                                                      (1)                  500              30,969
--------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                        (1)                  900             157,500
--------------------------------------------------------------------------------------------------------------------
Network Associates, Inc.                                               (1)                  600              31,425
--------------------------------------------------------------------------------------------------------------------
Oracle Corp.                                                           (1)                  900              49,838
--------------------------------------------------------------------------------------------------------------------
Policy Management Systems Corp.                                        (1)                  600              32,213
--------------------------------------------------------------------------------------------------------------------
Sabre Group Holdings, Inc.                                             (1)                  600              26,475
--------------------------------------------------------------------------------------------------------------------
Sterling Software, Inc.                                                (1)                1,200              28,050
--------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.                                                           (1)                  100              35,425
                                                                                                           ---------
                                                                                                            548,914
--------------------------------------------------------------------------------------------------------------------
Communications Equipment - 4.5%
Lucent Technologies, Inc.                                                                   900             101,306
--------------------------------------------------------------------------------------------------------------------
Tellabs, Inc.                                                          (1)                  400              34,300
                                                                                                           ---------
                                                                                                            135,606
--------------------------------------------------------------------------------------------------------------------
Electronics - 8.9%
Advanced Micro Devices, Inc.                                           (1)                1,200              27,525
--------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                               1,100             155,031
--------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                           (1)                2,200              28,463
--------------------------------------------------------------------------------------------------------------------
Vitesse Semiconductor Corp.                                            (1)                  600              31,013
--------------------------------------------------------------------------------------------------------------------
Waters Corp.                                                           (1)                  300              27,300
                                                                                                           ---------
                                                                                                            269,332
--------------------------------------------------------------------------------------------------------------------
Photography - 1.2%
Xerox Corp.                                                                                 300              37,200
--------------------------------------------------------------------------------------------------------------------
Telecommunications - 2.4%
--------------------------------------------------------------------------------------------------------------------
Telephone Utilities - 0.4%
Bell Atlantic Corp.                                                                         200              12,000

 7   Oppenheimer Large Cap Growth Fund

                                                                                                         MARKET VALUE
                                                                                          SHARES         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
Telecommunications/Technology - 2.0%
Sprint Corp.                                                                                400          $   33,550
--------------------------------------------------------------------------------------------------------------------
United States Cellular Corp.                                           (1)                  600              26,963
                                                                                                         -----------
                                                                                                             60,513
--------------------------------------------------------------------------------------------------------------------
Utilities - 1.0%
--------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.0%
CalEnergy, Inc.                                                        (1)                  900              28,688

--------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $2,780,811)                                              98.8%          2,977,006
--------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                             1.2              37,417
                                                                                          ------         -----------
Net Assets                                                                                100.0%         $3,014,423
                                                                                          ======         ===========

1.  Non-income producing security.

See accompanying Notes to Financial Statements.


 8   Oppenheimer Large Cap Growth Fund

STATEMENT OF ASSETS AND LIABILITIES January 31, 1999 (Unaudited)


==========================================================================================================================
ASSETS
Investments, at value (cost $2,780,811) - see accompanying statement                                           $2,977,006
--------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                              216,268
--------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                                   80,675
Shares of beneficial interest sold                                                                                 37,936
Interest                                                                                                              546
                                                                                                               -----------
Total assets                                                                                                    3,312,431

==========================================================================================================================
LIABILITIES
Payables and other liabilities:
Investments purchased                                                                                             296,957
Distribution and service plan fees                                                                                    560
Other                                                                                                                 491
                                                                                                               -----------
Total liabilities                                                                                                 298,008

==========================================================================================================================
NET ASSETS                                                                                                     $3,014,423
                                                                                                               ===========
==========================================================================================================================
COMPOSITION OF NET ASSETS
Paid-in capital                                                                                                $2,805,681
--------------------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                                    (2,670)
--------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investment transactions                                                           15,217
--------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments - Note 3                                                               196,195
                                                                                                               -----------
Net assets                                                                                                     $3,014,423
                                                                                                               ===========
==========================================================================================================================
NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$3,013,293 and 266,696 shares of beneficial interest outstanding)                                                  $11.30
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                                        $11.99

--------------------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $1,130 and 100 shares of beneficial interest outstanding)                                            $11.30

See accompanying Notes to Financial Statements.




 9   Oppenheimer Large Cap Growth Fund

STATEMENT OF OPERATIONS For the Period Ended January 31, 1999 (Unaudited)(1)

==========================================================================================================================
INVESTMENT INCOME
Dividends                                                                                                            $895

==========================================================================================================================
EXPENSES
Management fees - Note 4                                                                                            1,778
--------------------------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                                           649
--------------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees-Class A - Note 4                                                                   561
--------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees - Note 4                                                                393
--------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                 184
                                                                                                                 ---------
Total expenses                                                                                                      3,565

==========================================================================================================================
NET INVESTMENT LOSS                                                                                                (2,670)

==========================================================================================================================
REALIZED AND UNREALIZED GAIN
Net realized gain on investments                                                                                   15,217
--------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on investments                                              196,195
                                                                                                                 ---------
Net realized and unrealized gain                                                                                  211,412

--------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                                                             $208,742
                                                                                                                 =========

STATEMENT OF CHANGES

                                                                                                               PERIOD ENDED
                                                                                                               JANUARY 31,
                                                                                                               1999 (UNAUDITED)(1)
==========================================================================================================================
OPERATIONS
Net investment loss                                                                                               ($2,670)
--------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                                                  15,217
--------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation                                                             196,195
                                                                                                               -----------
Net increase in net assets resulting from operations                                                              208,742

==========================================================================================================================
BENEFICIAL  INTEREST  TRANSACTIONS
Net  increase in net assets  resulting  from
beneficial interest transactions - Note 2:
Class A                                                                                                         2,804,681
Class Y                                                                                                             1,000

==========================================================================================================================
NET ASSETS
Total increase                                                                                                  3,014,423
--------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                                    --
                                                                                                               -----------
End of period (including accumulated net investment
loss of $2,670 for the period ended January 31, 1999)                                                          $3,014,423
                                                                                                               ===========

1. For the period from December 17, 1998 (commencement of operations) to January 31, 1999.

See accompanying Notes to Financial Statements.

10   Oppenheimer Large Cap Growth Fund

FINANCIAL HIGHLIGHTS

                                                                 CLASS A                             CLASS Y
                                                                 ----------------                    ---------------
                                                                 PERIOD ENDED                        PERIOD ENDED
                                                                 JANUARY 31,                         JANUARY 31,
                                                                 1999 (UNAUDITED)(1)                 1999 (UNAUDITED)(1)
===================================================================================================================
PER SHARE OPERATING DATA
Net asset value, beginning of period                             $10.00                              $10.00
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                              (.01)                               (.01)
Net realized and unrealized gain                                   1.31                                1.31
-------------------------------------------------------------------------------------------------------------------
Total income from investment operations                            1.30                                1.30
-------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                  $11.30                              $11.30
                                                                =======                             ======
===================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(2)                              13.00%                              13.00%
===================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                         $3,013                                  $1
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                $1,945                                  $1
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment loss                                               (1.11)%                             (0.84)%
Expenses                                                           1.49%                               1.22%
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(4)                                          30%                                 30%

1. For the period from December 17, 1998 (commencement of operations) to January 31, 1999.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, (or commencement of operations) with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.
3.  Annualized.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended January 31, 1999 were $1,848,525 and $595,008, respectively.

See accompanying Notes to Financial Statements.


11   Oppenheimer Large Cap Growth Fund

     NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.   SIGNIFICANT ACCOUNTING POLICIES
     Oppenheimer Large Cap Growth Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A and Class Y shares. Class A shares are sold with a front-end sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Class A shares has a separate service plan. No such plan has been adopted for Class Y shares. The following is a summary of significant accounting policies consistently followed by the Fund.

     INVESTMENT VALUATION. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount.

     REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

     ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

     FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

     TRUSTEES' COMPENSATION. The Fund has adopted a nonfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the period ended January 31, 1999, no provision was made for the Fund's projected benefit obligations and no payments were made to retired trustees, resulting in no accumulated liability as of January 31, 1999.

     The Board of Trustees had adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Trustee in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds. Deferral of Trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net income per share.

12   Oppenheimer Large Cap Growth Fund

     Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date.

     CLASSIFICATION  OF  DISTRIBUTIONS TO  SHAREHOLDERS.  Net investment  income
     (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

     OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2.   SHARES OF BENEFICIAL INTEREST
     The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                          PERIOD ENDED JANUARY 31, 1999(1)
                                          SHARES            AMOUNT
                                          --------------------------------
     Class A:
     Sold                                        267,872    $   2,817,615
     Redeemed                                     (1,176)         (12,934)
                                          ---------------   --------------
     Net increase                                266,696    $   2,804,681
                                          ===============   ==============

     Class Y:
     Sold                                            100    $       1,000
     Redeemed                                         --               --
                                          ---------------   --------------
     Net increase                                    100    $       1,000
                                          ===============   ==============

     1. For the period from December 17, 1998 (commencement of operations) to January 31, 1999.

3.   UNREALIZED GAINS AND LOSSES ON INVESTMENTS
     As of January 31, 1999, net unrealized appreciation on investments of $196,195 was composed of gross appreciation of $246,585, and gross depreciation of $50,390.

4.   MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
     Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets in excess of $800 million. The Fund's management fee for the period ended January 31, 1999 was 0.74% of average annual net assets for Class A and Class Y shares.

     For the period ended January 31, 1999, commissions (sales charges paid by investors) on sales of Class A shares totaled $4,036.

13   Oppenheimer Large Cap Growth Fund

4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (continued) OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.

     The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares.

5.   BANK BORROWINGS
     The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.35%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.0575% per annum.

     The Fund had no borrowings outstanding during the period ended January 31, 1999.

14   Oppenheimer Large Cap Growth Fund

    OPPENHEIMER LARGE CAP GROWTH FUND

     OFFICERS AND TRUSTEES     Leon Levy, Chairman of the Board of Trustees
                               Donald W. Spiro, Vice Chairman of the Board
                                   of Trustees
                               Bridget A. Macaskill, Trustee and President
                               Robert G. Galli, Trustee
                               Benjamin Lipstein, Trustee
                               Elizabeth B. Moynihan, Trustee
                               Kenneth A. Randall, Trustee
                               Edward V. Regan, Trustee
                               Russell S. Reynolds, Jr., Trustee
                               Pauline Trigere, Trustee
                               Clayton K. Yeutter, Trustee
                               Robert C. Doll, Jr., Vice President
                               George C. Bowen, Treasurer
                               Robert J. Bishop, Assistant Treasurer
                               Scott T. Farrar, Assistant Treasurer
                               Andrew J. Donohue, Secretary
                               Robert G. Zack, Assistant Secretary


     INVESTMENT ADVISOR        OppenheimerFunds, Inc.

     DISTRIBUTOR               OppenheimerFunds Distributor, Inc.

     TRANSFER AND              OppenheimerFunds Services
     SHAREHOLDER
     SERVICING AGENT

     CUSTODIAN OF              The Bank of New York
     PORTFOLIO SECURITIES

     INDEPENDENT AUDITORS      KPMG LLP

     LEGAL COUNSEL             Gordon Altman Butowsky Weitzen Shalov & Wein


     The financial statement included herein have been taken from the records of the Fund without examination by the independent auditors.

     This is a copy of a report to shareholders of Oppenheimer Large Cap Growth Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer Large Cap Growth Fund. For material information concerning the Fund, see the Prospectus.

     Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

 15  Oppenheimer Large Cap Growth Fund

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RS0775.001.0199